Investments in equity investees (Narrative) (Details) ¥ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Jan. 31, 2015 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2016 USD ($)
Investments in equity investees [Line Items]
Cost Method Investments		¥ 33,443		¥ 13,307		$ 4,817
Equity Method Investment, Ownership Percentage	50.00%			10.00%
Equity Method Investment Ownership Percentage Disposed				40.00%
Payments to Acquire Equity Method Investments	¥ 10,562	0		¥ 10,562
Income (Loss) from Equity Method Investments				(10,236)
Proceeds from Sale of Equity Method Investments				10,000
Equity Method Investment, Realized Gain (Loss) on Disposal				9,674
Parent Company [Member]
Investments in equity investees [Line Items]
Cost Method Investments		¥ 6,682		¥ 6,682		$ 962
Equity Method Investment, Ownership Percentage		51.00%				51.00%
Xizhong Holding Co., Ltd [Member]
Investments in equity investees [Line Items]
Equity Method Investment, Ownership Percentage		49.00%				49.00%